Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments
The following tables present the composition of our investment portfolio by major security type. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income (loss), net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value for the hybrid and equity securities. The changes in the net holding period gains (losses) between periods are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2023
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$37,823.2	$204.1	$(1,157.9)	$0	$36,869.4	55.9%
State and local government obligations	2,338.4	2.8	(138.4)	0	2,202.8	3.3
Foreign government obligations	17.3	0	(1.0)	0	16.3	0.1
Corporate debt securities	11,446.0	87.2	(332.3)	(17.2)	11,183.7	16.9
Residential mortgage-backed securities	426.9	0.2	(10.0)	0.1	417.2	0.6
Commercial mortgage-backed securities	4,535.2	2.2	(597.7)	0	3,939.7	6.0
Other asset-backed securities	5,667.2	15.7	(107.1)	(0.4)	5,575.4	8.4
Redeemable preferred stocks	187.7	0	(2.4)	(11.6)	173.7	0.3
Total fixed maturities	62,441.9	312.2	(2,346.8)	(29.1)	60,378.2	91.5
Short-term investments	1,789.9	0	0	0	1,789.9	2.7
Total available-for-sale securities	64,231.8	312.2	(2,346.8)	(29.1)	62,168.1	94.2
Equity securities:
Nonredeemable preferred stocks	977.1	0	0	(75.0)	902.1	1.4
Common equities	706.0	0	0	2,222.4	2,928.4	4.4
Total equity securities	1,683.1	0	0	2,147.4	3,830.5	5.8
Total portfolio[1]	$65,914.9	$312.2	$(2,346.8)	$2,118.3	$65,998.6	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2022
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$26,770.7	$1.4	$(1,604.7)	$0	$25,167.4	47.0%
State and local government obligations	2,180.0	0	(202.9)	0	1,977.1	3.7
Foreign government obligations	16.8	0	(1.3)	0	15.5	0.1
Corporate debt securities	10,125.8	9.8	(676.1)	(46.8)	9,412.7	17.6
Residential mortgage-backed securities	696.1	0.3	(17.5)	(12.1)	666.8	1.2
Commercial mortgage-backed securities	5,446.0	1.5	(784.0)	0	4,663.5	8.7
Other asset-backed securities	4,826.0	0.9	(260.5)	(1.8)	4,564.6	8.5
Redeemable preferred stocks	202.6	0	(4.5)	(13.8)	184.3	0.3
Total fixed maturities	50,264.0	13.9	(3,551.5)	(74.5)	46,651.9	87.1
Short-term investments	2,861.7	0	0	0	2,861.7	5.4
Total available-for-sale securities	53,125.7	13.9	(3,551.5)	(74.5)	49,513.6	92.5
Equity securities:
Nonredeemable preferred stocks	1,364.2	0	0	(151.0)	1,213.2	2.3
Common equities	826.1	0	0	1,995.4	2,821.5	5.2
Total equity securities	2,190.3	0	0	1,844.4	4,034.7	7.5
Total portfolio[1]	$55,316.0	$13.9	$(3,551.5)	$1,769.9	$53,548.3	100.0%
1 At December 31, 2023 and 2022, we had $45.6 million and $34.4 million, respectively, of net unsettled security transactions included in other assets.
The total fair value of the portfolio at December 31, 2023 and 2022, included $4.2 billion and $4.4 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

At December 31, 2023, bonds and certificates of deposit in the principal amount of $671.8 million were on deposit to meet state insurance regulatory requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2023 or 2022. At December 31, 2023, we did not hold any debt securities that were non-income producing during the preceding 12 months.
Short-Term Investments Our short-term investments may include commercial paper and other investments that are expected to mature, or are redeemable, within one year.
We did not have any open repurchase or reverse repurchase transaction positions at December 31, 2023 or 2022, and did not enter into any such transactions during 2023. During 2022, we invested in repurchase transactions that had an immaterial impact on our results of operations and cash flows. To the extent we enter into repurchase or reverse repurchase transactions, consistent with past practice, we would elect not to offset these transactions and would report them on a gross basis on our consolidated balance sheets, despite the option to elect to offset these transactions as long as they were with the same counterparty and subject to an enforceable master netting arrangement.
Hybrid Securities Certain securities in our fixed-maturity portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2023	2022
Fixed Maturities:
Corporate debt securities	$531.3	$535.4
Residential mortgage-backed securities	323.9	509.6
Other asset-backed securities	13.9	42.0
Redeemable preferred stocks	141.2	134.7
Total hybrid securities	$1,010.3	$1,221.7
Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we use the fair value option to record the changes in fair value of these securities through income as a component of net realized gains (losses).
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2023, was:

(millions)	Cost	Fair Value
Less than one year	$9,782.8	$9,566.2
One to five years	37,948.6	36,796.2
Five to ten years	14,637.1	13,942.5
Ten years or greater	73.4	73.3
Total	$62,441.9	$60,378.2
Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2023
U.S. government obligations	147	$28,225.0	$(1,157.9)	25	$11,890.0	$(100.0)	122	$16,335.0	$(1,057.9)
State and local government obligations	324	1,846.2	(138.4)	31	169.9	(0.9)	293	1,676.3	(137.5)
Foreign government obligations	1	16.3	(1.0)	0	0	0	1	16.3	(1.0)
Corporate debt securities	313	6,642.4	(332.3)	26	617.2	(14.7)	287	6,025.2	(317.6)
Residential mortgage-backed securities	39	88.4	(10.0)	2	0.4	0	37	88.0	(10.0)
Commercial mortgage-backed securities	189	3,912.2	(597.7)	1	30.7	(2.5)	188	3,881.5	(595.2)
Other asset-backed securities	207	3,299.1	(107.1)	41	639.4	(1.2)	166	2,659.7	(105.9)
Redeemable preferred stocks	3	32.5	(2.4)	0	0	0	3	32.5	(2.4)
Total fixed maturities	1,223	$44,062.1	$(2,346.8)	126	$13,347.6	$(119.3)	1,097	$30,714.5	$(2,227.5)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2022
U.S. government obligations	160	$24,802.5	$(1,604.7)	90	$17,327.2	$(699.2)	70	$7,475.3	$(905.5)
State and local government obligations	348	1,948.8	(202.9)	239	1,124.2	(76.8)	109	824.6	(126.1)
Foreign government obligations	1	15.5	(1.3)	0	0	0	1	15.5	(1.3)
Corporate debt securities	422	8,449.6	(676.1)	285	5,717.6	(426.1)	137	2,732.0	(250.0)
Residential mortgage-backed securities	45	151.0	(17.5)	27	65.1	(6.8)	18	85.9	(10.7)
Commercial mortgage-backed securities	226	4,651.1	(784.0)	99	1,702.0	(192.1)	127	2,949.1	(591.9)
Other asset-backed securities	262	4,247.8	(260.5)	130	2,144.8	(100.9)	132	2,103.0	(159.6)
Redeemable preferred stocks	4	49.6	(4.5)	3	38.5	(3.1)	1	11.1	(1.4)
Total fixed maturities	1,468	$44,315.9	$(3,551.5)	873	$28,119.4	$(1,505.0)	595	$16,196.5	$(2,046.5)
A review of the securities in an unrealized loss position indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.
We had 29 securities in fixed-maturity sectors, other than U.S. government obligations, that had their credit ratings downgraded, with a combined fair value of $447.9 million and an unrealized loss of $59.0 million as of December 31, 2023. Additionally, during 2023, the credit ratings of our U.S. government obligations were downgraded to AA+ from AAA due to downgrades by two major credit rating agencies.
Allowance For Credit and Uncollectible Losses We are required to measure the amount of potential credit losses for all fixed-maturity securities in an unrealized loss position. We did not record any allowances for credit losses or any write-offs for amounts deemed to be uncollectible during 2023 or 2022 and did not have a material credit loss allowance balance as of December 31, 2023 or 2022. We considered several factors and inputs related to the individual securities as part of our analysis. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included:
•current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates);
•credit support (via current levels of subordination);
•historical credit ratings; and
•updated cash flow expectations based upon these performance indicators.
In order to determine the amount of credit loss, if any, we initially reviewed securities in a loss position to determine whether it was likely that we would be required, or intended, to sell any of the securities prior to the recovery of their respective cost bases (which could be maturity). If we were likely to, or intended to, sell prior to a potential recovery, we would write off the unrealized loss. For those securities that we determined we were not likely to, or did not intend to, sell prior to a potential recovery, we performed additional analysis to determine if the loss was credit related. For securities subject to credit related loss, we calculated the net present value (NPV) of the cash flows expected (i.e., expected recovery value) using the current book yield for each security. The NPV was then compared to the security’s current amortized value to determine if a credit loss existed. In the event that the NPV was below the amortized value, and the amount was determined to be material on any specific security, or in the aggregate, a credit loss would be deemed to exist, and either an allowance for credit losses would be created, or if an allowance currently existed, either a recovery of the previous allowance, or an incremental loss, would be recorded to net realized gains (losses) on securities.
As of December 31, 2023 and 2022, we believe that none of the unrealized losses were related to material credit losses on any specific securities, or in the aggregate. We continue to expect all the securities in our portfolio to pay their principal and interest obligations.
In addition, we reviewed our accrued investment income outstanding on those securities in an unrealized loss position at December 31, 2023 and 2022, to determine if the accrued interest amounts were determined to be uncollectible. Based on our analysis, we believe the issuers have sufficient liquidity and capital reserves to meet their current interest, and future principal, obligations and, therefore, did not write off any accrued income as uncollectible at December 31, 2023 or 2022.
Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2023	2022	2021
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$12.1	$10.8	$105.8
State and local government obligations	0	0	51.2
Corporate and other debt securities	1.0	8.7	104.0
Residential mortgage-backed securities	0.9	0.7	0.3
Commercial mortgage-backed securities	0	0	41.9
Other asset-backed securities	0	0.2	1.2
Redeemable preferred stocks	0	0	1.5
Total available-for-sale securities	14.0	20.4	305.9
Equity securities:
Nonredeemable preferred stocks	0.3	17.6	28.0
Common equities	381.0	846.1	369.6
Total equity securities	381.3	863.7	397.6
Subtotal gross realized gains on security sales	395.3	884.1	703.5
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(64.6)	(433.3)	(52.0)
State and local government obligations	0	(1.0)	(3.4)
Foreign government obligations	0	0	(0.1)
Corporate and other debt securities	(85.7)	(88.3)	(8.3)
Residential mortgage-backed securities	0	0	(1.1)
Commercial mortgage-backed securities	(106.8)	(72.4)	(1.9)
Other asset-backed securities	(5.6)	(4.4)	(0.6)
Short-term investments	(0.4)	(0.4)	0
Total available-for-sale securities	(263.1)	(599.8)	(67.4)
Equity securities:
Nonredeemable preferred stocks	(118.3)	(9.8)	(1.7)
Common equities	(21.8)	(78.0)	(20.1)
Total equity securities	(140.1)	(87.8)	(21.8)
Subtotal gross realized losses on security sales	(403.2)	(687.6)	(89.2)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(52.5)	(422.5)	53.8
State and local government obligations	0	(1.0)	47.8
Foreign government obligations	0	0	(0.1)
Corporate and other debt securities	(84.7)	(79.6)	95.7
Residential mortgage-backed securities	0.9	0.7	(0.8)
Commercial mortgage-backed securities	(106.8)	(72.4)	40.0
Other asset-backed securities	(5.6)	(4.2)	0.6
Redeemable preferred stocks	0	0	1.5
Short-term investments	(0.4)	(0.4)	0
Total available-for-sale securities	(249.1)	(579.4)	238.5
Equity securities:
Nonredeemable preferred stocks	(118.0)	7.8	26.3
Common equities	359.2	768.1	349.5
Total equity securities	241.2	775.9	375.8
Subtotal net realized gains (losses) on security sales	(7.9)	196.5	614.3
Other assets
Gain	21.6	0	0
Impairment	(9.0)	(8.6)	(5.0)
Subtotal net realized gains (losses) on other assets	12.6	(8.6)	(5.0)
Net holding period gains (losses)
Hybrid securities	45.4	(82.0)	(7.7)
Equity securities	303.0	(2,018.1)	907.6
Subtotal net holding period gains (losses)	348.4	(2,100.1)	899.9
Total net realized gains (losses) on securities	$353.1	$(1,912.2)	$1,509.2
During 2023 and 2022, the gross gains in common equities reflected sales of securities, as part of our plan to incrementally reduce risk in the portfolio in response to our then-current views of the potential for a more difficult economic environment in both years, while during 2021, the gross gains in common equities primarily reflected the sale of common stocks held outside of our indexed portfolio. During 2023, the gross losses were primarily related to: i) commercial mortgage-backed securities, as we reduced certain positions that we believed would be sensitive to potential future economic uncertainty; ii) corporate debt securities, as we sold some longer duration securities that had less attractive risk/reward profiles; and
iii) nonredeemable preferred stocks, predominantly due to the sale of certain holdings in U.S. bank preferred stocks. During 2022, we sold U.S. Treasury Notes to shorten duration and for tax planning purposes and recognized a gross loss on the sales. The other asset gain for 2023, related to proceeds received as the result of litigation in conjunction with three renewable energy investments we made from 2016 through 2018 (the original investments were previously written down in full). The other asset impairment loss for all three years was recorded as a result of our investment in a federal tax credit fund, which was entered into during the second quarter 2021, and is reported in other assets in our consolidated balance sheets.
The following table reflects our holding period realized gains (losses) recognized on equity securities held at the respective periods ended December 31:

(millions)	2023	2022	2021
Total net gains (losses) recognized during the period on equity securities	$544.2	$(1,242.2)	$1,283.4
Less: Net gains (losses) recognized on equity securities sold during the period	241.2	775.9	375.8
Net holding period gains (losses) recognized during the period on equity securities held at period end	$303.0	$(2,018.1)	$907.6
Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2023	2022	2021
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$864.0	$339.1	$149.5
State and local government obligations	47.6	39.7	44.1
Foreign government obligations	0.2	0.2	0.1
Corporate debt securities	365.4	288.8	301.1
Residential mortgage-backed securities	28.7	31.6	11.9
Commercial mortgage-backed securities	196.1	190.6	143.0
Other asset-backed securities	192.5	174.6	64.1
Redeemable preferred stocks	11.1	11.4	9.5
Total fixed maturities	1,705.6	1,076.0	723.3
Short-term investments	92.4	53.6	3.1
Total available-for-sale securities	1,798.0	1,129.6	726.4
Equity securities:
Nonredeemable preferred stocks	51.4	70.2	70.3
Common equities	42.4	60.5	64.2
Total equity securities	93.8	130.7	134.5
Investment income	1,891.8	1,260.3	860.9
Investment expenses	(26.2)	(24.3)	(25.5)
Net investment income	$1,865.6	$1,236.0	$835.4
On a year-over-year basis, investment income (interest and dividends) increased 50% in 2023, compared to 2022, and increased 46% in 2022, compared to 2021, primarily due to increases during the periods in interest rates on floating-rate securities in our portfolio and purchases of new investments with higher coupon rates. The recurring investment book yield increased 29% in 2023, compared to 2022, and increased 26% in 2022, compared to 2021, reflecting investing new cash and cash from maturities in higher interest rate securities given the rising interest rate environment in both periods.